Risk management - COVID-19 payment moratoria in UK (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Credit risk
Total amount of payment moratoria	€ 93,112,000,000
Percentage to lending porfolio	9.68%
Financial instruments not credit-impaired | Stage 1
Credit risk
Payment moratoria granted that expired	€ 0.746	€ 0.824
Financial instruments not credit-impaired | Stage 2 and 3
Credit risk
Payment moratoria granted that expired	0.187	0.145
Financial instruments credit-impaired | Stage 2 and 3
Credit risk
Payment moratoria granted that expired	€ 0.067	0.031
Santander UK
Credit risk
Total amount of payment moratoria		€ 40,949,000,000
Percentage to lending porfolio		16.53%
Percentage of payment moratoria granted that expired	100.00%	93.50%
Santander UK | Financial instruments not credit-impaired | Stage 1
Credit risk
Payment moratoria granted that expired	€ 0.817	€ 0.836
Santander UK | Financial instruments not credit-impaired | Stage 2 and 3
Credit risk
Payment moratoria granted that expired	0.152	€ 0.147
Santander UK | Financial instruments credit-impaired
Credit risk
Payment moratoria, performance percentage		1.70%
Santander UK | Financial instruments credit-impaired | Stage 2 and 3
Credit risk
Payment moratoria granted that expired	€ 0.031